Prepaid Expenses and Other Assets, Net	6 Months Ended
Jun. 30, 2025
Prepaid Expenses and Other Assets, Net [Abstract]
PREPAID EXPENSES AND OTHER ASSETS, NET
4.	PREPAID EXPENSES AND OTHER ASSETS, NET

Prepaid expenses and other assets, net, consisted of the following:

	As of December 31,	As of June 30,
	2024	2025
		(Unaudited)
Prepaid expenses and other current assets：
Prepaid expenses (1)	$2,320,000	$2,320,000
Receivables from third parties (2) (5)	1,267,001	4,231,872
Receivables from disposal of long-term investment (3)	753,497	767,770
Value-added tax (“VAT”) receivables	296,872	160,073
Rent deposits	128,165	147,180
Others	54,782	380,456
Prepaid expenses and other current assets	4,820,317	8,007,351
Allowance for credit losses (1) (2) (3)(5)	(4,027,585)	(7,057,284)
Prepaid expenses and other current assets, net	792,732	950,067
Prepaid expenses and other non-current assets:
Prepaid case acceptance fee (4)	3,500,459	3,566,768
Long-term receivables from third parties (5)	3,000,000	-
Others	177,269	138,517
Prepaid expenses and other non-current assets	6,677,728	3,705,285
Allowance for credit losses (5)	(3,000,000)	-
Prepaid expenses and other non-current assets, net	3,677,728	3,705,285
Total	$4,470,460	$4,655,352

(1)	In March 2023, the Group appointed Lucky Panda Pte. Ltd to provide marketing solution, social media operations and public relationship services in respect to the Group’s business development in the Southeast Asia region, with a service period from April 1, 2023 to March 31, 2026. Therefore, the Group made a prepayment of $3 million for the service, including $1.8 million for the joint developing and creating of an AI content platform. The prepayment of the business development related service will be settled based on the service rendered. The Group recognized the settlement of $50,000 and nil into promotional service expenses for the six months ended June 30, 2024 and 2025, respectively. As of June 30, 2025, the Group recorded full allowance for credit losses for the unsettled prepayment based on management’s decision to terminate the AI content platform development project due to insufficient availability of qualified human resources required to support and collaborate on the project.

(2)	Receivables from third parties mainly includes funds lent to third parties with annual interest rate ranging from 3.45% to 6.80%. As of June 30, 2025, the Group recorded allowance for credit losses of $829,706 for the receivables based on the management’ estimation of the collectability of the receivables from the third parties.

(3)	In September 2023, the Group entered into an agreement with a third party to dispose 11% of the shares of Zhizhen Guorui held by the Group with a total consideration of RMB5,500,000 (equivalent to $767,770), and recognized a gain on disposal of $44,297. As of June 30, 2025, the Group recorded credit losses for the above receivable based on the managements’ estimation of the collectability of the receivable from the third party.

(4)	Prepaid case acceptance fee is the expense paid by the plaintiff in advance according to PRC law when the court decides to accept civil cases, economic dispute cases, maritime cases and administrative cases. The court charged the case acceptance fee of $3.6 million in proportion to the claim amount of the lawsuit between the Group and Apple. The claim amount was RMB10 billion, approximately $1,370 million. The lawsuit is not expected to close within the one year and the amount is recognized in non-current portion of prepaid expenses.

(5)	In March 2023, the Group entered into agreement to lend $3 million to Tackle Finance Limited, with maturity of one year and annual interest rate of 5%. In March 2024, the Group entered into a supplemental agreement to extend the maturity of the borrowing for another two years. As a result, as of June 30, 2025, the loan was reclassified from non-current asset to current asset. As of June 30, 2025, the Group recorded credit losses for the above receivable amounting to $3 million, along with interest receivable of $239,808 based on the management’ estimation of the collectability of the receivable from Tackle Finance Limited.